UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               ------------------

Check here if Amendment |X|; Amendment Number:   1

   This Amendment (Check only one.):  |_| is a restatement.
                                      |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           600 Madison Avenue, 11th Floor
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           New York, New York 10022
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Form 13F File Number:  28-06505
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
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Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York   05/17/06
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

Report Type (Check only one.):

      |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        1
                                               -------------

Form 13F Information Table Value Total:        $3,056
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------
    3              28-2854              James Morgan Rutman
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Rutman, Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Rutman, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

Harvest Management LLC
UNREALIZED GAINS AND LOSSES
31-Mar-06

                                                         VALUE        SHARES/  SH/   PUT/  INVSTMT     OTHER
                 SECURITY   TITLE OF CLASS    CUSIP     X (1000)      PRN AMT  PRN   CALL  DISCRETN   MANAGERS   SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ACTIVIDENTITY CORP               COM         00506P103    3,056      729,439   SH            OTHER     1 2 3          729,439